Trade Receivables - Summary of Trade Receivables (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Trade receivables [Line Items]
Current trade receivables	$ 40,649	$ 33,645	$ 22,111
Non-current trade receivables	2,210	87	469
Accounts Receivable and Related Parties [member]
Disclosure of Trade receivables [Line Items]
Current trade receivables	41,972	34,729	22,959
Non-current trade receivables	2,210	87	469
Provision for Doubtful Trade Receivable [member]
Disclosure of Trade receivables [Line Items]
Current trade receivables	$ 1,323	$ 1,084	$ 848	$ 866
Non-current trade receivables				$ 7